Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Raw materials	$ 430	$ 295	$ 314
Packaging and other materials	4	4	2
Growing leaves	1,372	1,257	1,301
Finished goods	1,927	313	397
Inventories, total	$ 3,733	$ 1,869	$ 2,014